ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) In Thousands, unless otherwise specified	12 Months Ended								0 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Nominee shareholders of the VIE CNY	Dec. 31, 2013 Consolidated VIE CNY	Dec. 31, 2012 Consolidated VIE CNY	Dec. 31, 2011 Consolidated VIE CNY	Jun. 16, 2012 Guangzhou Hongcheng CNY	Sep. 28, 2012 Guangxi Hongcheng CNY	Sep. 25, 2012 Beijing Xuezhi CNY	Dec. 31, 2013 Hongcheng Technology Hongcheng Education
Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities
Term of exclusive technical consulting and services agreement												10 years
Automatic renewal term of agreement												10 years
Interest free loan to nominee shareholders of the VIE					54,200
Term of loan to nominee shareholders of the VIE					20 years
Sale of subsidiary			5,026						4,000	1,020	6
Carrying amounts of net assets (liabilities) disposed in sale of subsidiary									3,123	126	(420)
Gain on disposal of subsidiaries			2,197
Net revenue	$ 92,380	559,240	504,052	453,116		102,931	108,751	95,880
Percent of total net revenues attributable to the VIE and its subsidiaries						19.00%	22.00%	22.00%
Percentage of consolidated total assets						17.00%	21.00%
Percentage of consolidated total liabilities						26.00%	17.00%